Note 9 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2018	$ 42,602
2019	34,690
2020	34,010
2021	32,669
2022	$ 30,967